Note 31 - Non Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2020
Non Controlling interests
Non controling interest explanatory
Non-controlling interests: breakdown by subgroups (Millions of Euros)
	2020	2019	2018
Garanti BBVA	3.692	4.240	4.058
BBVA Peru	1.171	1.334	1.167
BBVA Argentina	416	422	352
BBVA Colombia	70	76	67
BBVA Venezuela	65	71	67
Other entities	56	57	53
Total	5.471	6.201	5.764

Profit atributable to Non controling interest
Profit attributable to non-controlling interests (Millions of Euros)
	2020	2019	2018
Garanti BBVA	579	524	585
BBVA Peru	126	236	227
BBVA Argentina	38	60	(18)
BBVA Colombia	6	11	9
BBVA Venezuela	2	(1)	(5)
Other entities	5	4	30
Total	756	833	827